Dividends - Dividends Yield Ratios (Detail) - ₩ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Dividends [abstract]
Dividend type	Cash dividends	Cash dividends	Cash dividends
Dividend per share	₩ 3,320	₩ 3,295	₩ 10,000
Closing price at year-end	₩ 47,400	₩ 57,900	₩ 238,000
Dividend yield ratio	7.00%	5.69%	4.20%